Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

13003891

NYSE EURONEXT

Received SEC

JAN 17 2014

Washington, DC 20549

CERT NYS
File No. 001-34934

January 17, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Costamare Inc., 8.50% Series C Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 15, 2014. Tentative listing date – January 22, 2014.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com